                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ]; Amendment Number: ___________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:      McCarthy Group Advisors, L.L.C.
Address:   1125 South 103rd Street, Suite 250
           Omaha, Nebraska
           68124

Form 13F File Number: 28-10977

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Andrea McMahon
Title: Treasurer
Phone: (402) 393-1300

Signature, Place, and Date of Signing:


                                             Omaha, Nebraska             2/13/08
--------------------------------             ---------------             -------
           [Signature]                        [City, State]               [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

     Form 13F File Number   Name

     28- _______________

     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  1
Form 13F Information Table Entry Total:           187
Form 13F Information Table Value Total:      $394,621
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other that the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.    Form 13F File Number   Name

     NONE   28-  10990             MGA Holdings, L.L.C.

     [Repeat as necessary.]

McCarthy Group Advisors, L.L.C.
FORM 13F
                                    31-Dec-07



                               Title of            Value    Shares/  Sh/ Put/ Invstmt   Other     Voting Authority
Name of Issuer                   class    CUSIP   (x$1000)  Prn Amt  Prn Call Dscretn Managers    Sole   Shared  None
--------------                 -------- --------- -------- --------- --- ---- ------- -------- --------- ------ -----
Abbott Laboratories            COM      002824100     4159     74073 SH       Defined              72923         1150
Acxiom Corp                    COM      005125109     1824    155488 SH       Defined             150057         5431
Aegon N.V.                     COM      007924103      431     24600 SH       Defined              24600
Aerovironment, Inc.            COM      008073108      231      9560 SH       Defined               9560
Aftermarket Technology Corp.   COM      008318107      212      7780 SH       Defined               7780
Alcoa Inc                      COM      013817101      431     11800 SH       Defined              11800
Altair Nanotechnologies, Inc.  COM      021373105      112     26480 SH       Defined              26480
American Dental Partners       COM      025353103      613     61144 SH       Defined              61144
American Equity Invt Life      COM      025676206     1700    205075 SH       Defined             204400          675
American Express Co            COM      025816109     8043    154612 SH       Defined             147437         7175
Amer Intl Group Inc            COM      026874107     7322    125588 SH       Defined             121368         4220
American States Water Co.      COM      029899101      799     21205 SH       Defined              21205
Anadarko Petroleum             COM      032511107      657     10000 SH       Defined              10000
Apache Corp.                   COM      037411105     2661     24740 SH       Defined              24560          180
Arrow Electronics Inc          COM      042735100      266      6760 SH       Defined               6760
Aspen Technology, Inc.         COM      045327103      257     15820 SH       Defined              15820
Atwood Oceanics Inc            COM      050095108      406      4055 SH       Defined               4055
Automatic Data Process         COM      053015103     4578    102809 SH       Defined             101419         1390
Avnet Inc                      COM      053807103      231      6600 SH       Defined               6600
Bank of America Corp           COM      060505104      437     10600 SH       Defined              10600
Berkshire Hathaway, Inc. Cl A  COM      084670108      850         6 SH       Defined                  6
Berkshire Hathaway Inc Cl B    COM      084670207    14038      2964 SH       Defined               2764          200
Brightpoint, Inc.              COM      109473405      186     12080 SH       Defined              12080
Bronco Drilling Co Inc         COM      112211107      227     15301 SH       Defined              15301
CVS/Caremark Corp.             COM      126650100     7277    183060 SH       Defined             174332         8728
Century Aluminum Co            COM      156431108      205      3800 SH       Defined               3800
Chesapeake Energy Corp         COM      165167107     5620    143371 SH       Defined             135536         7835
ChevronTexaco Corp             COM      166764100      224      2395 SH       Defined               2395
Citigroup Inc                  COM      172967101     4062    137988 SH       Defined             133122         4866
Coca-Cola Co                   COM      191216100     1537     25045 SH       Defined              21392         3653
Computer Programs & Systems    COM      205306103     1593     70068 SH       Defined              68902         1166
Conagra Inc                    COM      205887102      259     10900 SH       Defined              10900
Convergys Corp                 COM      212485106     1561     94820 SH       Defined              94820
Coventry Health Care, Inc.     COM      222862104      231      3900 SH       Defined               3900
DuPont (EI) De Nemours         COM      263534109      353      8000 SH       Defined               8000
Ebay Inc                       COM      278642103     1456     43855 SH       Defined              43855
Emerson Electric Co            COM      291011104     7991    141036 SH       Defined             133961         7075
Esterline Technologies         COM      297425100      202      3910 SH       Defined               3910
Fair Isaac & Co Inc            COM      303250104     2424     75387 SH       Defined              72292         3095
Fastenal Co                    COM      311900104     7642    189069 SH       Defined             179614         9455
Federated Investors Inc Pa CL  COM      314211103     1973     47940 SH       Defined              44370         3570
Forward Air Corporation        COM      349853101      559     17935 SH       Defined              17285          650
Genentech Inc                  COM      368710406     1973     29410 SH       Defined              27050         2360
Genl Electric Co               COM      369604103      218      5878 SH       Defined               5878
Gentex Corp                    COM      371901109      282     15850 SH       Defined              15850
Gevity HR Inc                  COM      374393106     1593    207131 SH       Defined             196339        10792
Halliburton Co.                COM      406216101      451     11900 SH       Defined              11900
Hanover Insurance Group, Inc.  COM      410867105     2013     43952 SH       Defined              42392         1560
Henry Jack & Assoc Inc         COM      426281101      979     40235 SH       Defined              33405         6830
Hercules Offshore Inc          COM      427093109     2285     96104 SH       Defined              95304          800
Hilb, Rogal & Hobbs, Inc.      COM      431294107     1261     31080 SH       Defined              31080
Horace Mann Educators          COM      440327104     2848    150350 SH       Defined             146667         3683
Hormel Foods Corp              COM      440452100      206      5100 SH       Defined               5100
Humana Inc                     COM      444859102      256      3400 SH       Defined               3400
Intervoice, Inc.               COM      461142101      103     12900 SH       Defined              12900
Intuit, Inc.                   COM      461202103      348     11006 SH       Defined               7318         3688
iShares Lehman Treas Inflation COM      464287176      546      5159 SH       Defined               2799         2360
iShares Lehman Aggregate Bond  COM      464287226     2010     19868 SH       Defined              16109         3759

iShares Lehman 1-3 Year Treasu COM      464287457     2223     27047 SH       Defined              20050         6997
IShares Russell 1000 Value     COM      464287598    29948    373185 SH       Defined             372760          425
iShares Russell 2000 Index     COM      464287655     1124     14800 SH       Defined              14800
iShares S & P Small Cap 600    COM      464287804      488      7500 SH       Defined               7500
J & J Snack Foods Corp.        COM      466032109     1290     41248 SH       Defined              41248
Jackson Hewitt Tax Service     COM      468202106      638     20098 SH       Defined              19027         1071
Johnson & Johnson              COM      478160104     9458    141804 SH       Defined             133655         8149
Johnson Controls               COM      478366107      436     12100 SH       Defined              12100
Kaydon Corp.                   COM      486587108     2556     46868 SH       Defined              46038          830
Kellogg Co.                    COM      487836108      231      4400 SH       Defined               4400
L-3 Communications Hldgs       COM      502424104      466      4400 SH       Defined               4400
Legg Mason, Inc                COM      524901105      366      5000 SH       Defined               5000
Lincoln National Corp.         COM      534187109      678     11650 SH       Defined              11650
Mc Cormick & Co Nv             COM      579780206      220      5800 SH       Defined               5800
McGraw Hill Cos Inc            COM      580645109     4054     92547 SH       Defined              89787         2760
Mediware Information System In COM      584946107       84     12504 SH       Defined              12504
Microsoft Corp                 COM      594918104     8010    225002 SH       Defined             212481        12521
Moodys Corp                    COM      615369105     5261    147360 SH       Defined             138714         8646
Mueller Wtr Prods Inc Com Ser  COM      624758207     3414    342395 SH       Defined             324705        17690
Mylan Laboratories             COM      628530107     1403     99800 SH       Defined              99800
Newfield Exploration Cos       COM      651290108      739     14030 SH       Defined              11464         2566
Nu Horizons Electronics Corp.  COM      669908105      114     16388 SH       Defined              16388
Omnicare Inc                   COM      681904108     3632    159235 SH       Defined             158670          565
Packeteer Inc.                 COM      695210104       89     14400 SH       Defined              14400
Palomar Medical Technologies,  COM      697529303     1753    114420 SH       Defined             110115         4305
Pentair Inc                    COM      709631105     2504     71940 SH       Defined              70540         1400
Pepsico Inc                    COM      713448108     6926     91250 SH       Defined              87297         3953
Pfizer Inc                     COM      717081103     2116     93102 SH       Defined              87003         6099
Physicians Form Hldgs          COM      719427106      226     19050 SH       Defined              19050
Pioneer Drilling Co            COM      723655106      212     17877 SH       Defined              17877
Procter & Gamble Co            COM      742718109     9013    122764 SH       Defined             117394         5370
Protective Life Corp.          COM      743674103      316      7700 SH       Defined               7700
Rait Financial Trust           COM      749227104     1852    214857 SH       Defined             212507         2350
RPC, Inc.                      COM      749660106     2430    207482 SH       Defined             195597        11885
Redwood Trust, Inc.            COM      758075402     3193     93249 SH       Defined              89678         3571
Regis Corp Minn                COM      758932107     1418     50713 SH       Defined              50713
Reinsurance Group Amer         COM      759351109      210      4000 SH       Defined               4000
Republic Services Inc          COM      760759100      392     12492 SH       Defined              10933         1559
Ritchie Bros Auction           COM      767744105      265      3200 SH       Defined               2400          800
St Joe Co                      COM      790148100     4221    118855 SH       Defined             113735         5120
Schering Plough Corp           COM      806605101     2170     81441 SH       Defined              76116         5325
Scotts Miracle-Gro Co. Class A COM      810186106      521     13930 SH       Defined               9952         3978
Sonus Networks Inc             COM      835916107       87     14900 SH       Defined              14900
Spectra Energy Corp.           COM      847560109      661     25592 SH       Defined              25015          577
Stamps Com Inc                 COM      852857200     1515    124368 SH       Defined             124368
Sycamore Networks Inc          COM      871206108       43     11160 SH       Defined              11160
Tech Data Corp                 COM      878237106      257      6820 SH       Defined               6820
Tenneco Automotive Inc.        COM      880349105      215      8230 SH       Defined               8230
Thermo Fisher Scientific, Inc. COM      883556102      366      6345 SH       Defined               6345
Toro Co                        COM      891092108      218      4010 SH       Defined               4010
Triad Guaranty Inc.            COM      895925105     3271    333762 SH       Defined             331262         2500
Wabash National Corp           COM      929566107      465     60480 SH       Defined              60480
Wabtec Corp                    COM      929740108     2669     77495 SH       Defined              77495
Wal Mart Stores Inc            COM      931142103      492     10350 SH       Defined              10350
Wells Fargo Corporation        COM      949746101     1181     39120 SH       Defined              38050         1070
Western Union Co.              COM      959802109    11283    464702 SH       Defined             441447        23255
Whiting Petroleum Corp         COM      966387102      530      9200 SH       Defined               9200
Wiley John & Sons Inc Cl A     COM      968223206      932     21755 SH       Defined              21640          115
Wm. Wrigley Jr.                COM      982526105     4787     81765 SH       Defined              76210         5555
Yahoo Inc                      COM      984332106     4766    204905 SH       Defined             199825         5080
Dun & Bradstreet Corporation   COM      26483E100     4580     51673 SH       Defined              49238         2435
Comsys IT Partners Inc         COM      20581e104     1634    103573 SH       Defined             103573
AmerisourceBergen Corp         COM      03073e105     1580     35220 SH       Defined              32028         3192
American Eagle Outfitters      COM      02553e106      341     16400 SH       Defined              16400
Actuant Corp Cl A New          COM      00508x203     2591     76184 SH       Defined              74974         1210
Animal Health Intl Inc         COM      03525n109      153     12400 SH       Defined              12400
Cadence Financial Corp.        COM      12738a101     1156     79266 SH       Defined              79266
Cardinal Health Inc            COM      14149Y108     5345     92556 SH       Defined              92056          500

Centene Corp                   COM      15135b101      309     11250 SH       Defined              11250
Chart Industries Inc           COM      16115q308     1767     57197 SH       Defined              57197
Compass Minerals International COM      20451n101     6907    168463 SH       Defined             160238         8225
ConocoPhillips                 COM      20825c104     5267     59652 SH       Defined              56068         3584
Devon Energy Corporation       COM      25179M103     8336     93758 SH       Defined              89618         4140
Duke Energy                    COM      26441c105      609     30186 SH       Defined              29032         1154
Eagle Materials, Inc.          COM      26969p108     2181     61466 SH       Defined              60426         1040
Ehealth Inc                    COM      28238p109      212      6600 SH       Defined               6600
Encore Acquisition Co          COM      29255w100      266      7972 SH       Defined               7972
Exxon Mobil Corp.              COM      30231G102     3276     34967 SH       Defined              34167          800
FBL Financial Group Inc. Cl A  COM      30239F106      200      5800 SH       Defined               5800
FEI Company                    CONV     30241LAB5      129    130000 PRN      Defined              70000        60000
Firstservice Corp              COM      33761n109     2788     91317 SH       Defined              89086         2231
Freeport McMoran Copper & Gold COM      35671D857     2761     26950 SH       Defined              26950
Genitope Corp                  COM      37229P507        8     11000 SH       Defined              11000
Headwaters Inc                 COM      42210p102     1346    114621 SH       Defined             114621
Healthspring Inc               COM      42224n101     1627     85400 SH       Defined              85400
Insight Enterprises            COM      45765u103      182     10000 SH       Defined              10000
International Coal Group, Inc. COM      45928h106      164     30540 SH       Defined              30540
J P Morgan Chase & Co          COM      46625h100      469     10749 SH       Defined              10089          660
Kraft Foods Inc Cl A           COM      50075n104      288      8812 SH       Defined               8812
Laboratory Corporation Of Amer COM      50540r409     3448     45652 SH       Defined              42690         2962
McKesson HBOC Inc              COM      58155q103      434      6620 SH       Defined               6620
Medifast, Inc.                 COM      58470h101      122     25220 SH       Defined              25220
Meritage Homes Corp            COM      59001a102    14570   1000000 SH       Defined            1000000
Molina Healthcare Inc          COM      60855r100      254      6560 SH       Defined               6560
Moneygram Intl Inc             COM      60935y109     3064    199378 SH       Defined             195174         4204
NIC, Inc.                      COM      62914b100      189     22407 SH       Defined              22407
Neuberger Berman Intermediate  COM      64124p101      264 20535.568 SH       Defined          20535.568
Pacific Premier Bncrp          COM      69478x105       91     13155 SH       Defined              13155
Pool Corp.                     COM      73278l105     1451     73150 SH       Defined              72375          775
Pride Intl Inc                 COM      74153q102      322      9500 SH       Defined               9500
RTI International Metals       COM      74973W107      207      3000 SH       Defined               3000
Standard & Poor's 500 Deposito COM      78462f103     1425      9749 SH       Defined               9749
Sealed Air Corp                COM      81211K100     4186    180905 SH       Defined             179055         1850
Superior Well Services Inc     COM      86837x105     1521     71670 SH       Defined              71670
SYNNEX Corp.                   COM      87162w100      233     11880 SH       Defined              11880
Tetra Technologies Inc.        COM      88162f105     1491     95770 SH       Defined              95770
3M Company                     COM      88579y101     6898     81803 SH       Defined              77103         4700
U.S. Auto Parts Network, Inc.  COM      90343c100      116     14359 SH       Defined              14359
Union Drilling, Inc.           COM      90653p105      296     18757 SH       Defined              18757
United Health Group Inc        COM      91324P102    10132    174092 SH       Defined             167765         6327
Valeant Pharmaceutical Interna COM      91911x104     2539    212145 SH       Defined             208747         3398
Visicu Inc                     COM      92831L204      159     13360 SH       Defined              13360
WellPoint Inc                  COM      94973v107      439      5000 SH       Defined               5000
Wesco Intl Inc                 COM      95082P105     4259    107450 SH       Defined             106950          500
Windstream Corp.               COM      97381w104      195     14985 SH       Defined              12373         2612
XTO Energy Inc.                COM      98385x106      289      5625 SH       Defined               5625
Countrywide Financial Jan 09 $ CALL     9999ozfab      210       700 SH  Call Defined                700
Arch Capital Group LTD         COM      G0450A105      317      4500 SH       Defined               4500
Argo Group International Holdi COM      g0464b107     2220     52703 SH       Defined              51043         1660
Covidien Ltd.                  COM      G2552X108     8310    187627 SH       Defined             181014         6613
Endurance Specialty Holdings L COM      g30397106      313      7500 SH       Defined               7500
Everest Re Group Ltd           COM      g3223r108      422      4200 SH       Defined               4200
IPC Holdings LTD               COM      G4933P101      205      7100 SH       Defined               7100
Montpelier Re Holdings Ltd     COM      G62185106     2208    129830 SH       Defined             129830
Partnerre Ltd                  COM      g6852t105      322      3900 SH       Defined               3900
RenaissanceRe Holdings Ltd     COM      G7496G103      410      6800 SH       Defined               6800
Tyco Intl Ltd                  COM      G9143X208      361      9093 SH       Defined               8166          927
Tyco Electronics Ltd.          COM      G9144P105      425     11434 SH       Defined               8711         2723
White Mountains Insurance      COM      G9618e107      225       437 SH       Defined                437
REPORT SUMMARY                 187 DATA RECORDS     394621           1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED